Fees Summary	Jun. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 292,125,000	[1]
Previously Paid Amount	0
Total Fee Amount	40,342.46
Total Offset Amount	0
Net Fee	$ 40,342.46
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A

[1]	The maximum aggregate offering price was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act.